Cash and Cash Equivalents - Changes in Net Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Changes in receivables and tax receivables	$ 1,863	$ (2,501)	$ (337)
Changes in trade payables	(647)	1,798	507
Changes in other payables	21	918	403
Changes in net working capital	$ 1,237	$ 215	$ 573